Subsequent events (Details) ¥ in Thousands, kr in Thousands	Aug. 01, 2024 CNY (¥)	Aug. 01, 2024 SEK (kr)	Jul. 15, 2024 CNY (¥)	Jun. 30, 2024
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Subsequent events
Equity interest percentage				51.00%
Subsequent events | HaleyTek
Subsequent events
Equity interest sold (as a percent)	40.00%	40.00%
Cash consideration for sale of equity method investment	¥ 140,238	kr 210,000
Subsequent events | Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Subsequent events
Equity interest percentage			51.00%
Amount of cash consideration			¥ 23,500